Annual Total Returns- Invesco Premier Portfolio (Institutional) [BarChart] - Institutional - Invesco Premier Portfolio - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.07%	0.13%	0.05%	0.02%	0.08%	0.44%	1.05%	1.96%	2.27%	0.60%